Material Accounting Policies (Details) - Schedule of Property Plant and Equipment, Useful Life Span of the Assets	12 Months Ended
Dec. 31, 2023
Machinery and equipment [Member] | Bottom of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	7.00%
Machinery and equipment [Member] | Top of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	25.00%
Computers [Member] | Bottom of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	10.00%
Computers [Member] | Top of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	33.00%
Office furniture and equipment [Member] | Bottom of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	7.00%
Office furniture and equipment [Member] | Top of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	20.00%
Leasehold Improvements [Member] | Bottom of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	10.00%
Leasehold Improvements [Member] | Top of range [member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	33.00%
Buildings [Member]
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Depreciation rates useful life span of assets	3.50%